Supplement Dated March 15, 2016
To The Prospectus Dated April 27, 2015

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

On page 336, in the section entitled "Tax Status," please insert the following paragraphs at the end of the section.

Change in Federal Income Tax Status

Effective January 1, 2016, the Board of Trustees approved the following Funds to change their federal income tax status from a regulated investment company to a partnership (the "Conversion").

JNAM Guidance – Alt 100 Fund	JNAM Guidance – Maximum Growth Fund
JNAM Guidance – Conservative Fund	JNAM Guidance – Moderate Fund
JNAM Guidance – Equity 100 Fund	JNAM Guidance – Moderate Growth Fund
JNAM Guidance – Fixed Income 100 Fund	JNAM Guidance – Real Assets Fund
JNAM Guidance – Growth Fund	JNL/American Funds® Growth Fund
JNAM Guidance – Interest Rate Opportunities Fund

A Fund that is treated as a partnership under Subchapter K of the Internal Revenue Code of 1986, as amended, is not itself subject to U.S. federal income tax.  Instead, each shareholder is required to take into account for U.S. federal income tax purposes its allocable share of the Fund's income, gains, losses, deductions and credits, without regard to whether such shareholder has received or will receive distributions from the Fund.  For U.S. federal income tax purposes, the shareholders of the Funds are Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York (together, "Jackson"), the insurance companies whose separate accounts invest in the Fund. Jackson may get certain tax benefits from a Fund being treated as a partnership.

The investment objectives, policies, restrictions, net asset values per share, service providers, fiscal years, and investment portfolios of the Funds will not change as a result of the Conversion. In addition, it is expected that the Conversion will not result in any adverse federal income tax consequences for the Funds or for the owners of variable annuity contracts and/or variable life insurance policies (Contract owners) with premiums or contributions allocated to the separate accounts that invest in the Funds. All fees and expenses incurred in connection with the Conversion will be borne by JNAM. Additionally, JNAM will bear any transitional costs and any ongoing incremental increases in Fund fees and expenses that may be charged to the Funds by its service providers and that are directly attributable to the Conversion.

Funds treated as partnerships for federal income tax purposes are not required to distribute taxable income.

This supplement is dated March 15, 2016.

Supplement Dated March 15, 2016
To The Statement of Additional Information
Dated April 27, 2015

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

On page 154, in the section entitled "Taxation," please insert the following paragraphs at the end of the section.

Change in Federal Income Tax Status

Effective January 1, 2016, the Board of Trustees approved the following Funds to change their federal income tax status from a regulated investment company to a partnership (the "Conversion").

JNAM Guidance – Alt 100 Fund	JNAM Guidance – Maximum Growth Fund
JNAM Guidance – Conservative Fund	JNAM Guidance – Moderate Fund
JNAM Guidance – Equity 100 Fund	JNAM Guidance – Moderate Growth Fund
JNAM Guidance – Fixed Income 100 Fund	JNAM Guidance – Real Assets Fund
JNAM Guidance – Growth Fund	JNL/American Funds® Growth Fund
JNAM Guidance – Interest Rate Opportunities Fund

A Fund that is treated as a partnership under Subchapter K of the Internal Revenue Code of 1986, as amended, is not itself subject to U.S. federal income tax.  Instead, each shareholder is required to take into account for U.S. federal income tax purposes its allocable share of the Fund's income, gains, losses, deductions and credits, without regard to whether such shareholder has received or will receive distributions from the Fund. For U.S. federal income tax purposes, the shareholders of the Funds are Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York (together, "Jackson"), the insurance companies whose separate accounts invest in the Fund. Jackson may get certain tax benefits from a Fund being treated as a partnership.

The investment objectives, policies, restrictions, net asset values per share, service providers, fiscal years, and investment portfolios of the Funds will not change as a result of the Conversion. In addition, it is expected that the Conversion will not result in any adverse federal income tax consequences for the Funds or for the owners of variable annuity contracts and/or variable life insurance policies (Contract owners) with premiums or contributions allocated to the separate accounts that invest in the Funds. All fees and expenses incurred in connection with the Conversion will be borne by JNAM. Additionally, JNAM will bear any transitional costs and any ongoing incremental increases in Fund fees and expenses that may be charged to the Funds by its service providers and that are directly attributable to the Conversion.

Funds treated as partnerships for federal income tax purposes are not required to distribute taxable income.

This supplement is dated March 15, 2016.